Note 10 - Intangible Assets (Details) - Components of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 315,949	$ 288,498
Accumulated amortization	118,260	111,319
Net	197,689	177,179
Trademarks and Trade Names [Member]
Trademarks and trade names:
Gross carrying amount	24,178	24,720
Net	24,178	24,720
Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	192,169	168,966
Accumulated amortization	70,764	58,054
Net	121,405	110,912
Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	42,733	36,754
Accumulated amortization	16,753	15,762
Net	25,980	20,992
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	25,294	32,753
Accumulated amortization	12,020	18,540
Net	13,274	14,213
Management Contracts and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	28,833	22,853
Accumulated amortization	16,044	16,520
Net	12,789	6,333
Brokerage Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,742	2,452
Accumulated amortization	2,679	2,443
Net	$ 63	$ 9